Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Options and Weighted Average Exercise Price
A summary of the Company’s options and the changes
for the year is as follows:

	Number of Options	Weighted average exercise price per share (CAD) 1

Options outstanding at December 31, 2017	7,726,317	3.79

Granted	3,130,000	5.92

Exercised	(1,440,907)	(3.22)

Expired unexercised	(77,436)	(7.19)

Forfeited	(15,333)	(4.96)

Options outstanding at December 31, 2018	9,322,641	4.58

Granted	1,427,000	8.89

Exercised	(3,181,108)	(2.99)

Options outstanding at December 31, 2019	7,568,533	6.06

1	For options exercisable in British Pounds Sterling (“GBP”), exercise price is translated to Canadian Dollars (“CAD”) using the period end exchange rate.

Summary of Share Purchase Options and Exercise Price Ranges
A summary of the Company’s share purchase options
as of December 31, 2019 is as follows:

Year of expiry	Number outstanding	Vested	Exercise price per share (range) (CAD) 1	Weighted average exercise price per share (CAD) 1,2

2020	521,000	521,000	3.60 - 3.64	3.61

2021	1,238,000	1,238,000	4.96	4.96

2022	1,254,200	989,202	4.91 - 15.00	5.25

2023	3,128,333	1,041,670	5.92	5.92

2024	1,427,000	-	8.89	-

	7,568,533	3,789,872		5.11

1	For options exercisable in GBP, exercise price is translated to CAD using the period end exchange rate.
2	Weighted average exercise price of options that are exercisable.

Summary of Information of Diluted Earnings per Share
Diluted earnings per share is calculated based on the following:

In $000s (excluding per share amounts)	Year Ended December 31, 2019	Year Ended December 31, 2018
Net income for the year	$16,397	$5,872

Basic weighted average number of shares	177,619,824	183,381,187

Basic earnings per share	$0.09	$0.03

Effect of dilutive securities

Stock options	2,397,114	2,146,601

Warrants	8,154,232	3,821,430

Restricted share rights	2,048,843	1,636,568

Diluted weighted average number of common shares	190,220,013	190,985,786

Diluted earnings per share	$0.09	$0.03

Number of Stock Options and Warrants Excluded from the Computation of Diluted Earnings per Share
The following table lists the number of stock options and warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of CAD7.72 during the year ended December 31, 2019 (2018 - CAD5.73), or because a performance obligation had not been met as at December 31, 2019.

	Year Ended December 31, 2019	Year Ended December 31, 2018
Stock options	131,266	1,010,489
Warrants	-	3,000,000
Restricted share rights	52,411	-

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of the Company's Other Equity Instruments and the Changes for the Year
A summary of the Company’s warrants and the changes
for the year is as follows:

	Number of Warrants	Shares to be issued upon exercise of the warrants
Warrants outstanding at December 31, 2017	24,009,972	24,009,972
Exercised	(1,021,624)	(1,021,624)
Expired unexercised	(22,948)	(22,948)
Warrants outstanding at December 31, 2018	22,965,400	22,965,400
Exercised	(1,506,051)	(1,506,051)
Warrants outstanding at December 31, 2019	21,459,349	21,459,349
A summary of the Company’s warrants
as of December 31, 2019 is as follows:

Number outstanding	Exercise price per share	Expiry date
1,500,000	$4.50	March 23, 2020
15,000,000	3.50	October 27, 2020
4,959,349	4.00	November 3, 2020
21,459,349